CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 12,551	$ (34,916)
Adjustments for items not affecting cash:
Share-based payments	1,282	731
Unrealized loss on marketable securities	589	2,617
Realized loss on marketable securities	220	102
Depreciation	48	2
Loss on financial derivatives revaluation on Glencore loan		12
(Gain) Loss on financial derivative liability - convertible notes	(27,686)	12,952
Gain on other financial derivative liability	(1,531)
Impairment (reversal) expense	(1,338)
Directors fees paid in DSUs	115	32
Gain on Kuya option exercise		(1,123)
Withholding tax liability	14
Loss on conversion of Glencore loan		1,566
Interest expense on Glencore loan		128
Interest Income on restricted cash		(19)
Flow-through share premium		(321)
Unrealized (gain) loss on foreign exchange	1,019	(681)
Reclassification of expensed transactio costs on convertible notes		1,826
Total adjustments for items not affecting cash	(14,717)	(17,092)
Changes in operating working capital:
Increase in receivables	(2,122)	(587)
Increase (Decrease) in accounts payable and accrued liabilities	1,125	(218)
(Increase) Decrease in prepaid and other current assets	(131)	1,021
Cash Flows used in operating activities	(15,845)	(16,876)
Investing activities
Acquisition of exploration and evaluation assets, net of cash	(31)	(112)
Capital long-term prepayments	3,544	(6,631)
Proceeds from sale of marketable securities	525	152
Additions to property, plant and equipment	(47,591)	(1,985)
Sale of exploration and evaluation assets, net of cash		500
Cash Flows used in investing activities	(43,553)	(8,076)
Financing activities
Proceeds from issuance of units, net transaction costs of $1,859 (2021 - $1,739)	3,121	17,600
Proceeds from at-the-market equity program ("ATM Program"), net transaction costs of $92 (2021 - $21)	3,701	666
Proceeds from exercise of warrants	807	6,217
Proceeds from exercise of options	140	148
Proceeds from government loan	3,733	1,000
Proceeds from government grant	165
Proceeds from convertible notes		53,249
Interest on convertible notes	(3,183)	0
Cash Flows provided by financing activities	8,484	78,880
Changes in cash during the period	(50,914)	53,928
Effect of exchange rates on cash	240	524
Cash - Beginning of the period	58,626	4,174
Cash - End of the period	$ 7,952	$ 58,626